Equity (Deficit) - Summary of Certificate of Contribution "A" (Detail) - MXN ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of equity [line items]
Increase in Certificates of Contribution “A”	$ 100,443,968	$ 94,538,938
Contributions A
Disclosure of equity [line items]
Certificates of Contribution, Beginning Balance	1,748,029,657	$ 1,352,716,466	$ 1,352,716,466
Increase in Certificates of Contribution “A”	100,443,968		395,313,191
Certificates of Contribution, Ending Balance	$ 1,848,473,625		$ 1,748,029,657